Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
October 31, 2025
R97-NPRT1-1225
1.9895838.106
Bond Funds - 52.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	119,799	1,199,185
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	500,001	3,910,009
Fidelity Series Corporate Bond Fund (a)	326,945	3,112,513
Fidelity Series Emerging Markets Debt Fund (a)	32,178	274,160
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,855	68,003
Fidelity Series Floating Rate High Income Fund (a)	5,592	49,264
Fidelity Series Government Bond Index Fund (a)	561,035	5,195,180
Fidelity Series High Income Fund (a)	5,517	49,321
Fidelity Series International Credit Fund (a)	673	5,762
Fidelity Series International Developed Markets Bond Index Fund (a)	272,486	2,389,702
Fidelity Series Investment Grade Bond Fund (a)	472,692	4,835,636
Fidelity Series Investment Grade Securitized Fund (a)	324,750	2,964,964
Fidelity Series Long-Term Treasury Bond Index Fund (a)	337,533	1,859,804
Fidelity Series Real Estate Income Fund (a)	4,779	48,837
TOTAL BOND FUNDS (Cost $27,644,387)		25,962,340

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	124,032	2,889,954
Fidelity Series Commodity Strategy Fund (a)	1,196	113,839
Fidelity Series Large Cap Growth Index Fund (a)	59,954	1,847,781
Fidelity Series Large Cap Stock Fund (a)	69,075	1,864,336
Fidelity Series Large Cap Value Index Fund (a)	190,402	3,476,738
Fidelity Series Small Cap Core Fund (a)	45,921	613,049
Fidelity Series Small Cap Opportunities Fund (a)	21,753	347,179
Fidelity Series Value Discovery Fund (a)	72,837	1,246,233
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,284,294)		12,399,109

International Equity Funds - 22.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	52,002	982,322
Fidelity Series Emerging Markets Fund (a)	62,534	748,537
Fidelity Series Emerging Markets Opportunities Fund (a)	120,456	2,999,359
Fidelity Series International Growth Fund (a)	81,705	1,707,644
Fidelity Series International Index Fund (a)	42,777	646,356
Fidelity Series International Small Cap Fund (a)	31,276	625,824
Fidelity Series International Value Fund (a)	104,257	1,709,808
Fidelity Series Overseas Fund (a)	104,895	1,711,889
Fidelity Series Select International Small Cap Fund (a)	3,246	44,509
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,301,679)		11,176,248

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $62)	6	63

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $44,230,422)	49,537,760
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,326)
NET ASSETS - 100.0%	49,520,434

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,063,442	214,995	83,751	10,146	(59)	4,558	1,199,185	119,799
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,685,408	418,678	285,843	36,122	(12,183)	103,949	3,910,009	500,001
Fidelity Series Blue Chip Growth Fund	2,646,997	380,239	340,173	73,217	12,925	189,966	2,889,954	124,032
Fidelity Series Canada Fund	730,132	287,623	59,028	-	198	23,397	982,322	52,002
Fidelity Series Commodity Strategy Fund	104,087	15,133	11,320	1,600	(102)	6,041	113,839	1,196
Fidelity Series Corporate Bond Fund	2,868,703	418,665	223,688	35,257	(3,418)	52,251	3,112,513	326,945
Fidelity Series Emerging Markets Debt Fund	257,935	26,942	21,935	3,902	(253)	11,471	274,160	32,178
Fidelity Series Emerging Markets Debt Local Currency Fund	65,213	5,865	5,893	-	(56)	2,874	68,003	6,855
Fidelity Series Emerging Markets Fund	648,624	98,478	97,592	-	6,375	92,652	748,537	62,534
Fidelity Series Emerging Markets Opportunities Fund	2,597,465	378,433	358,785	-	12,920	369,326	2,999,359	120,456
Fidelity Series Floating Rate High Income Fund	45,868	7,218	3,599	965	(9)	(214)	49,264	5,592
Fidelity Series Government Bond Index Fund	4,726,021	775,895	379,505	46,406	2,587	70,182	5,195,180	561,035
Fidelity Series Government Money Market Fund	202,401	210,283	412,684	1,918	-	-	-	-
Fidelity Series High Income Fund	46,065	6,115	3,599	797	7	733	49,321	5,517
Fidelity Series International Credit Fund	5,612	56	-	56	-	94	5,762	673
Fidelity Series International Developed Markets Bond Index Fund	2,251,194	282,701	174,069	10,480	(1,191)	31,067	2,389,702	272,486
Fidelity Series International Growth Fund	1,628,942	164,370	206,665	-	6,428	114,569	1,707,644	81,705
Fidelity Series International Index Fund	614,160	62,210	81,090	-	4,835	46,241	646,356	42,777
Fidelity Series International Small Cap Fund	581,078	79,752	49,977	-	1,133	13,838	625,824	31,276
Fidelity Series International Value Fund	1,734,529	164,371	324,886	-	52,248	83,546	1,709,808	104,257
Fidelity Series Investment Grade Bond Fund	4,420,904	686,203	355,344	49,479	915	82,958	4,835,636	472,692
Fidelity Series Investment Grade Securitized Fund	2,726,301	385,972	215,065	32,534	1,073	66,683	2,964,964	324,750
Fidelity Series Large Cap Growth Index Fund	1,690,651	192,785	211,800	-	13,486	162,659	1,847,781	59,954
Fidelity Series Large Cap Stock Fund	1,562,247	424,549	145,401	85,378	519	22,422	1,864,336	69,075
Fidelity Series Large Cap Value Index Fund	3,150,693	471,430	313,429	-	3,499	164,545	3,476,738	190,402
Fidelity Series Long-Term Treasury Bond Index Fund	1,930,681	208,629	350,628	18,566	(10,991)	82,113	1,859,804	337,533
Fidelity Series Overseas Fund	1,630,580	164,751	143,435	-	4,372	55,621	1,711,889	104,895
Fidelity Series Real Estate Income Fund	45,571	6,361	3,599	674	7	497	48,837	4,779
Fidelity Series Select International Small Cap Fund	42,863	-	247	-	23	1,870	44,509	3,246
Fidelity Series Short-Term Credit Fund	62	1	-	1	-	-	63	6
Fidelity Series Small Cap Core Fund	701,248	27,103	196,186	-	10,276	70,608	613,049	45,921
Fidelity Series Small Cap Opportunities Fund	323,492	26,600	25,758	5,713	903	21,942	347,179	21,753
Fidelity Series Treasury Bill Index Fund	663,595	55,483	719,746	6,110	214	454	-	-
Fidelity Series Value Discovery Fund	1,127,026	155,092	104,153	-	1,307	66,961	1,246,233	72,837
	46,519,790	6,802,981	5,908,873	419,321	107,988	2,015,874	49,537,760

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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